Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 38,140,000	$ 56,034,000	$ 30,537,000
Prepaid expenses and other current assets	1,003,000	798,000
Trade and other receivables Current	430,000	483,000	88,000
Prepaid expense and other current assets	6,048,000	3,676,000	1,084,000
Total current assets	44,618,000	60,193,000	31,709,000
Restricted Cash, Noncurrent	3,257,000	3,257,000	497,000
Property, Plant and Equipment, Net	24,067,000	12,368,000	3,312,000
Operating Lease, Right-of-Use Asset	20,178,000	20,708,000	12,827,000
Other long-term assets	186,000	176,000	0
TOTAL ASSETS	92,306,000	96,702,000	48,345,000
Current liabilities:
Accounts payable	5,657,000	5,187,000	914,000
Early exercise liability, current portion	325,000	626,000	0
Preferred stock tranche liability		0	435,000
Deferred revenue	1,379,000	1,656,000	0
Accrued expenses and other current liabilities	8,979,000	5,331,000	1,998,000
Operating lease liabilities	1,799,000	1,743,000	1,519,000
Total current liabilities	18,139,000	14,543,000	4,866,000
Operating lease liabilities, net of current portion	23,596,000	20,988,000	12,530,000
Deferred revenue, net of current portion	0	176,000	0
Early exercise liability, net of current portion	545,000	619,000	0
Total Liabilities	42,280,000	36,326,000	17,396,000
Commitments and Contingencies
Redeemable convertible preferred stock	171,833,000	171,833,000	89,662,000
Stockholders' Deficit
Common Stock	1,000	1,000	1,000
Additional paid-in capital	5,076,000	3,618,000	1,043,000
Other comprehensive income	0	0	0
Accumulated deficit	(126,884,000)	(115,076,000)	(59,757,000)
Total Stockholders' Deficit	(121,807,000)	(111,457,000)	(58,713,000)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	92,306,000	96,702,000	$ 48,345,000
DYNAMICS SPECIAL PURPOSE [Member]
Current assets
Cash and cash equivalents	396,693	889,323
Prepaid expenses and other current assets	430,459	408,042
Total current assets	827,152	1,297,365
Prepaid expenses - noncurrent	56,764	150,514
Investments held in Trust Account	230,031,946	230,008,784
TOTAL ASSETS	230,915,862	231,456,663
Current liabilities:
Accounts payable and other current liabilities	32,861	39,520
Accrued professional fees and other expenses	3,968,324	3,078,822
Franchise tax payable	50,044	163,839
Total current liabilities	4,051,229	3,282,181
Deferred underwriting fee payable	7,050,000	7,050,000
Total Liabilities	11,101,229	10,332,181
Commitments and Contingencies
Redeemable convertible preferred stock	230,000,000	230,000,000
Stockholders' Deficit
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	0	0
Accumulated deficit	(10,186,014)	(8,876,165)
Total Stockholders' Deficit	(10,185,367)	(8,875,518)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	230,915,862	231,456,663
DYNAMICS SPECIAL PURPOSE [Member] | Common Class A [Member]
Stockholders' Deficit
Common Stock	72	72
DYNAMICS SPECIAL PURPOSE [Member] | Common Class B [Member]
Stockholders' Deficit
Common Stock	$ 575	$ 575